COMMON STOCK WARRANTS AND PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended
	May 02, 2022	Aug. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Common Stock, Shares Authorized			500,000,000	500,000,000
Preferred Stock, Shares Authorized			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01
Exercised, shares	18,933,705
Cash Proceeds Common Stock, Shares	$ 4,733,426
Warrants Expired			52,648,876	16,271,016
Warrants outstanding			12,051,022	57,414,898
Series N Warrants
Warrant exercise price	$ 0.25			$ 0.25
Total shares	1,016,022
Warrants term	18 months
Finder fess	$ 293,839
Warrants Issued	1,016,022
Series O Warrants [Member]
Warrant exercise price		$ 0.08
Common shares issued		14,570,000
Par Value Of Acquire Common Stock		$ 0.05
Net proceeds		$ 728,500
Finder fess		$ 10,100
Warrants Issued			7,285,000